                                                                    EXHIBIT 99.3

EXHIBIT C

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  ADVANTASERIES
                         PERIOD ENDING OCTOBER 31, 2006

Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of November 20, 2006 and with respect to the performance of the Trust during the Monthly Period of October 1, 2006 through October 31, 2006 is set forth below.

The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.

The Record Date with respect to the current Payment Date is November 17, 2006.

The Determination Date with respect to the current calendar month is November 10, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of August 1, 2000.     Included in Exhibit 4.1 to the Form 8-K filed with
                                                  the SEC on August 30, 2000 by Advanta Business
                                                  Receivables Corp.

Amendment No. 1 to the Master Indenture, dated    Included in Exhibit 4.1 to the Form 8-K filed with
as of May 9, 2006.                                the SEC on May 19, 2006 by Advanta Business
                                                  Receivables Corp.

AdvantaSeries Indenture Supplement, dated as of   Included in Exhibit 4.1 to the Form 8-K filed with
November 1, 2004.                                 the SEC on November 12, 2004 by Advanta Business
                                                  Receivables Corp.

Transfer and Servicing Agreement ("TSA"), dated   Included in Exhibit 4.3 to the Form 8-K filed with
as of August 1, 2000.                             the SEC on August 30, 2000 by Advanta Business
                                                  Receivables Corp.

Amendment No. 1 to the TSA, dated as of           Included in Exhibit 4.3 to the Form 8-K filed with
May 9, 2006.                                      the SEC on May 19, 2006 by Advanta Business
                                                  Receivables Corp.

Trust Agreement, dated as of August 1, 2000.      Included in Exhibit 4.4 to the Form 8-K filed with
                                                  the SEC on August 30, 2000 by Advanta Business
                                                  Receivables Corp.

Amendment No. 1 to the Trust Agreement, dated     Included in Exhibit 4.2 to the Form 8-K filed with
as of May 9, 2006.                                the SEC on May 19, 2006 by Advanta Business
                                                  Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                           Total amount of
                         CUSIP Number   principal to be paid   Per $1,000
                         ------------   --------------------   ----------
     NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

                                           Total amount of
                         CUSIP Number    interest to be paid   Per $1,000
                         ------------   --------------------   ----------
     2005-A1             00761H BJ 9        $1,160,347.22        4.64139
     2005-A2             00761H BK 6        $1,055,937.50        4.69306
     2005-A3             00761H BM 2        $  979,166.67        3.91667
     2005-A4             00761H BN 0        $  593,750.00        3.95833
     2005-A5             00761H BP 5        $  926,555.56        4.63278
     2006-A1             00761H BQ 3        $  858,333.33        4.29167
     2006-A2             00761H BR 1        $1,149,583.33        4.59833
     2006-A3             00761H BS 9        $1,104,166.67        4.41667
     2006-A4             00761H BT 7        $1,387,250.00        4.62417
     2006-A5             00761H BV 2        $  736,666.67        3.68333
     2006-A6             00761H BW 0        $1,003,125.00        4.01250
     2005-B1             00761H BH 3        $  490,833.33        4.90833
     2006-B1                                $  486,527.78        4.86528
     2006-B2             00761H BU 4        $  599,548.61        4.79639
     2004-C1             00761H BG 5        $  548,527.78        5.48528
     2005-C1             00761H BL 4        $  502,027.78        5.02028
     2004-D1                                $   88,866.67        8.88667
     2005-D1                                $  126,066.67        6.30333
     2005-D2                                $  157,583.33        6.30333
     2006-D1                                $   99,716.67        6.64778
     2006-D2                                $  162,965.28        6.51861
     2006-D3                                $  164,700.00        5.49000

III. Information regarding the performance of the Advanta
     Business Card Master Trust

     1.   The aggregate amount of such Collections with respect to Principal Receivables for the Monthly
          Period preceding such Payment Date                                                                     $  957,072,750.39
                                                                                                                 -----------------
     2.   The aggregate amount of such Collections with respect to Finance Charge and Administrative
          Receivables for the Monthly Period preceding such Payment Date                                         $   72,158,593.60
                                                                                                                 -----------------
     2a.  Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above
          on line item III. 2.)                                                                                  $   16,757,643.00
                                                                                                                 -----------------
     2b.  Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on
          line item III. 2.)                                                                                     $    1,465,563.78
                                                                                                                 -----------------
     3.   The Defaulted Amount for the Monthly Period preceding such Payment Date                                $   14,570,899.03
                                                                                                                 -----------------
     4.   The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for
          the preceding Monthly Period                                                                                        3.52%
                                                                                                                 -----------------
     5.   The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly
          Period                                                                                                 $4,374,982,588.34
                                                                                                                 -----------------
     6.   The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly
          Period                                                                                                 $4,450,050,541.97
                                                                                                                 -----------------
     7.   The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of
          the preceding Monthly Period                                                                           $   61,280,857.64
                                                                                                                 -----------------
     8.   The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of
          the preceding Monthly Period                                                                           $   58,627,757.18
                                                                                                                 -----------------

     9.   The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of
          the preceding Monthly Period                                                                           $3,681,718,346.00
                                                                                                                 -----------------
     10.  The Transferor Interest as of the end of the Monthly Period preceding such Payment Date                $  768,332,195.97
                                                                                                                 -----------------
     11.  The transferor percentage as of the end of the Monthly Period preceding such Payment Date                          17.27%
                                                                                                                 -----------------
     12.  The Required Transferor Percentage                                                                                  6.00%
                                                                                                                 -----------------
     13.  The Required Transferor Interest                                                                       $  267,003,032.52
                                                                                                                 -----------------
     14.  The monthly principal payment rate for the Monthly Period preceding such Payment Date                              21.88%
                                                                                                                 -----------------
     15.  The balance in the Excess Funding Account as of the end of the Monthly Period preceding such Payment
          Date                                                                                                   $              --
                                                                                                                 -----------------
     16.  The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly
          Period preceding such Payment Date:

                                                             Percentage
                                                              of Total        Aggregate
                                                            Receivables   Account Balance
                                                            -----------   ---------------
             (a) Delinquent between 30 days and 59 days        0.83%      $ 37,526,990.06
             (b) Delinquent between 60 days and 89 days        0.66%      $ 29,557,130.63
             (c) Delinquent between 90 days and 119 days       0.55%      $ 24,668,118.32
             (d) Delinquent between 120 days and 149 days      0.39%      $ 17,821,727.86
             (e) Delinquent between 150 days and 179 days      0.37%      $ 16,577,492.25
             (f) Delinquent 180 days or greater                0.00%      $            --
                                                               ----       ---------------
             (g) Aggregate                                     2.80%      $126,151,459.12
                                                               ====       ===============

IV.  Information regarding the AdvantaSeries

     1.   AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

                                                              Adjusted
                                          Outstanding       Outstanding
                     Initial Principal     Principal         Principal                       Adjusted Invested
                          Balance           Balance           Balance       Invested Amount        Amount
                     ----------------- ----------------- ----------------- ----------------- -----------------
2005-A1              $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00
2005-A2              $  225,000,000.00 $  225,000,000.00 $  225,000,000.00 $  225,000,000.00 $  225,000,000.00
2005-A3              $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00
2005-A4              $  150,000,000.00 $  150,000,000.00 $  150,000,000.00 $  150,000,000.00 $  150,000,000.00
2005-A5              $  200,000,000.00 $  200,000,000.00 $  200,000,000.00 $  200,000,000.00 $  200,000,000.00
2006-A1              $  200,000,000.00 $  200,000,000.00 $  200,000,000.00 $  200,000,000.00 $  200,000,000.00
2006-A2              $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00
2006-A3              $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00
2006-A4              $  300,000,000.00 $  300,000,000.00 $  300,000,000.00 $  300,000,000.00 $  300,000,000.00
2006-A5              $  200,000,000.00 $  200,000,000.00 $  200,000,000.00 $  200,000,000.00 $  200,000,000.00
2006-A6              $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00 $  250,000,000.00
                     ----------------- ----------------- ----------------- ----------------- -----------------
Total Class A        $2,525,000,000.00 $2,525,000,000.00 $2,525,000,000.00 $2,525,000,000.00 $2,525,000,000.00

2005-B1              $  100,000,000.00 $  100,000,000.00 $  100,000,000.00 $  100,000,000.00 $  100,000,000.00
2006-B1              $  100,000,000.00 $  100,000,000.00 $  100,000,000.00 $  100,000,000.00 $  100,000,000.00
2006-B2              $  125,000,000.00 $  125,000,000.00 $  125,000,000.00 $  125,000,000.00 $  125,000,000.00
                     ----------------- ----------------- ----------------- ----------------- -----------------
Total Class B        $  325,000,000.00 $  325,000,000.00 $  325,000,000.00 $  325,000,000.00 $  325,000,000.00

2004-C1              $  100,000,000.00 $  100,000,000.00 $  100,000,000.00 $  100,000,000.00 $  100,000,000.00
2005-C1              $  100,000,000.00 $  100,000,000.00 $  100,000,000.00 $  100,000,000.00 $  100,000,000.00
                     ----------------- ----------------- ----------------- ----------------- -----------------
Total Class C        $  200,000,000.00 $  200,000,000.00 $  200,000,000.00 $  200,000,000.00 $  200,000,000.00

2004-D1              $   10,000,000.00 $   10,000,000.00 $   10,000,000.00 $   10,000,000.00 $   10,000,000.00
2005-D1              $   20,000,000.00 $   20,000,000.00 $   20,000,000.00 $   20,000,000.00 $   20,000,000.00
2005-D2              $   25,000,000.00 $   25,000,000.00 $   25,000,000.00 $   25,000,000.00 $   25,000,000.00
2006-D1              $   15,000,000.00 $   15,000,000.00 $   15,000,000.00 $   15,000,000.00 $   15,000,000.00
2006-D2              $   25,000,000.00 $   25,000,000.00 $   25,000,000.00 $   25,000,000.00 $   25,000,000.00
2006-D3              $   30,000,000.00 $   30,000,000.00 $   30,000,000.00 $   30,000,000.00 $   30,000,000.00
                     ----------------- ----------------- ----------------- ----------------- -----------------
Total Class D        $  125,000,000.00 $  125,000,000.00 $  125,000,000.00 $  125,000,000.00 $  125,000,000.00
                     ----------------- ----------------- ----------------- ----------------- -----------------
Total AdvantaSeries  $3,175,000,000.00 $3,175,000,000.00 $3,175,000,000.00 $3,175,000,000.00 $3,175,000,000.00
                     ================= ================= ================= ================= =================

     2.   Weighted Average Floating Allocation Amount for the related Monthly Period                             $2,818,870,967.74
                                                                                                                 -----------------
     3.   The Floating Investor Percentage with respect to the period:

     October 1, 2006 through October 19, 2006                                                                           61.6002452%
                                                                                                                 -----------------
     October 20, 2006 through October 23, 2006                                                                          59.7323145%
                                                                                                                 -----------------
     October 24, 2006 through October 31, 2006                                                                          70.2990578%
                                                                                                                 -----------------
     4.   The Fixed Investor Percentage with respect to the period:

     October 1, 2006 through October 19, 2006                                                                           61.6002452%
                                                                                                                 -----------------
     October 20, 2006 through October 23, 2006                                                                          59.7323145%
                                                                                                                 -----------------
     October 24, 2006 through October 31, 2006                                                                          70.2990578%
                                                                                                                 -----------------
     5.   The amount of Investor Principal Collections applicable to the AdvantaSeries                           $  612,456,874.73
                                                                                                                 -----------------
     6a.  The amount of Available Finance Charge Collections on deposit in the Collection Account for the
          related Monthly Period                                                                                 $   34,905,066.89
                                                                                                                 -----------------
     6b.  Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge
          Collections not on deposit in the Collection Account for the related Monthly Period                    $   11,713,354.56
                                                                                                                 -----------------
     7.   The AdvantaSeries Defaulted Amount for the related Monthly Period                                      $   10,049,254.64
                                                                                                                 -----------------
     8.   The AdvantaSeries Monthly Servicing Fee for the related Monthly Period                                 $    4,678,333.67
                                                                                                                 -----------------

     9.   AdvantaSeries performance for the related Monthly Period

             a. The cash yield for the related Monthly Period                                                                19.85%
                                                                                                                 -----------------
             b. The default rate for the related Monthly Period                                                               4.28%
                                                                                                                 -----------------
             c. The Net Portfolio Yield for the related Monthly Period                                                       15.57%
                                                                                                                 -----------------
             d. The Base Rate for the related Monthly Period                                                                  7.42%
                                                                                                                 -----------------
             e. The Excess Spread Percentage for the related Monthly Period                                                   8.15%
                                                                                                                 -----------------
             f. The Quarterly Excess Spread Percentage                                                                        8.32%
                                                                                                                 -----------------
                   i)   Excess Spread Percentage related to Oct-06                                                            8.15%
                                                                                                                 -----------------
                   ii)  Excess Spread Percentage related to Sep-06                                                            8.55%
                                                                                                                 -----------------
                   iii) Excess Spread Percentage related to Aug-06                                                            8.27%
                                                                                                                 -----------------
             g. The average Excess Spread Amount for the three preceding Monthly Periods                         $   18,226,324.01
                                                                                                                 -----------------
                   i)   Excess Spread Amount related to Oct-06                                                   $   17,508,587.29
                                                                                                                 -----------------
                   ii)  Excess Spread Amount related to Sep-06                                                   $   19,193,550.36
                                                                                                                 -----------------
                   iii) Excess Spread Amount related to Aug-06                                                   $   17,976,834.39
                                                                                                                 -----------------
     10.  Floating interest rate determinations:

     LIBOR for all Tranches with an Interest Period from October 20, 2006 through and including
     November 19, 2006                                                                                                     5.32000%
                                                                                                                 -----------------
     LIBOR for the 2006-A6 Tranche and the 2006-D3 Tranche for the period from October 24, 2006 through
     and including November 19, 2006                                                                                       5.32000%
                                                                                                                 -----------------
     11.  Required interest payments

                                Required interest      Interest       Amounts withdrawn
                                   amounts with     shortfalls and   from the Collection
                                  respect to the      additional     Account for payment
                                  current Interest   interest from       of required        Unpaid required
                                      Period         prior periods     interest amounts    interest amounts
                                -----------------   --------------   -------------------   ----------------
          2005-A1                 $ 1,160,347.22          $--           $ 1,160,347.22            $--
          2005-A2                 $ 1,055,937.50          $--           $ 1,055,937.50            $--
          2005-A3                 $   979,166.67          $--           $   979,166.67            $--
          2005-A4                 $   593,750.00          $--           $   593,750.00            $--
          2005-A5                 $   926,555.56          $--           $   926,555.56            $--
          2006-A1                 $   858,333.33          $--           $   858,333.33            $--
          2006-A2                 $ 1,149,583.33          $--           $ 1,149,583.33            $--
          2006-A3                 $ 1,104,166.67          $--           $ 1,104,166.67            $--
          2006-A4                 $ 1,387,250.00          $--           $ 1,387,250.00            $--
          2006-A5                 $   736,666.67          $--           $   736,666.67            $--
          2006-A6                 $ 1,003,125.00          $--           $ 1,003,125.00            $--
                                  --------------          ---           --------------            ---
          Total Class A           $10,954,881.95          $--           $10,954,881.95            $--

          2005-B1                 $   490,833.33          $--           $   490,833.33            $--
          2006-B1                 $   486,527.78          $--           $   486,527.78            $--
          2006-B2                 $   599,548.61          $--           $   599,548.61            $--
                                  --------------          ---           --------------            ---
          Total Class B           $ 1,576,909.72          $--           $ 1,576,909.72            $--

          2004-C1                 $   548,527.78          $--           $   548,527.78            $--
          2005-C1                 $   502,027.78          $--           $   502,027.78            $--
                                  --------------          ---           --------------            ---
          Total Class C           $ 1,050,555.56          $--           $ 1,050,555.56            $--

          2004-D1                 $    88,866.67          $--           $    88,866.67            $--
          2005-D1                 $   126,066.67          $--           $   126,066.67            $--
          2005-D2                 $   157,583.33          $--           $   157,583.33            $--
          2006-D1                 $    99,716.67          $--           $    99,716.67            $--
          2006-D2                 $   162,965.28          $--           $   162,965.28            $--
          2006-D3                 $   164,700.00          $--           $   164,700.00            $--
                                  --------------          ---           --------------            ---
          Total Class D           $   799,898.62          $--           $   799,898.62            $--
                                  --------------          ---           --------------            ---
          Total AdvantaSeries     $14,382,245.85          $--           $14,382,245.85            $--
                                  ==============          ===           ==============            ===

     12.  Principal Funding Account

                                       Required                              Amount
                                      Principal      Actual    Principal   Withdrawn  Withdrawals
                         Beginning     Deposit      Deposit     Funding       for          of       Ending
                         Principal    Amount to      to the   Sub-Account  Payment of   Coverage   Principal
                          Funding   the Principal  Principal    Amount     Principal    Funding     Funding
                        Sub-Account    Funding      Funding     prior to       to       Excess    Sub-Account
                           Amount    Sub-Account  Sub-Account Withdrawals Noteholders    Amount      Amount
                        ----------- ------------- ----------- ----------- ----------- ----------- -----------
     NOTHING TO REPORT

     13.  Coverage Funding Required Amounts

             a. Coverage Funding Amount as of the end of the related Monthly Period                              $              --
                                                                                                                 -----------------
             b. The Coverage Funding Amount for the Class A Notes as of the end of the related Monthly Period    $              --
                                                                                                                 -----------------
             c. The Coverage Funding Amount for the Class B Notes as of the end of the related Monthly Period    $              --
                                                                                                                 -----------------
             d. The Coverage Funding Amount for the Class C Notes as of the end of the related Monthly Period    $              --
                                                                                                                 -----------------

     14.  Cash Collateral Account

             a. Beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)       $   60,637,500.00
                                                                                                                 -----------------
             b. Deposit into the Cash Collateral Account on the Closing Date of Tranches issued prior to the
                Payment Date                                                                                     $   10,800,000.00
                                                                                                                 -----------------
             c. Interest earnings since the preceding Payment Date                                               $      281,433.39
                                                                                                                 -----------------
             d. Amounts deposited to cover a Cash Collateral Account Deficit                                     $              --
                                                                                                                 -----------------
             e. PFA Earnings Shortfall withdrawn and treated as Available Finance Charge Collections             $              --
                                                                                                                 -----------------
             f. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries
                Defaulted Amount                                                                                 $              --
                                                                                                                 -----------------
             g. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final
                Maturity Date of a Tranche                                                                       $              --
                                                                                                                 -----------------
             h. Excess amount over the Required Cash Collateral Account Amount paid to the holder of the Trust
                Beneficial Interest                                                                              $      281,433.39
                                                                                                                 -----------------
             i. Ending Cash Collateral Account balance on the related Payment Date                               $   71,437,500.00
                                                                                                                 -----------------
             j. The Required Cash Collateral Account Amount on the related Payment Date                          $   71,437,500.00
                                                                                                                 -----------------
             k. The Available Cash Collateral Account Amount on the related Payment Date                         $   71,437,500.00
                                                                                                                 =================
             l. Has a Portfolio Decline Event occurred with respect to the Monthly Period preceding such
                Payment Date                                                                                                    NO
                                                                                                                 -----------------

     15.  Spread Account

             a. Beginning Spread Account balance (ending balance as of the previous Payment Date)                $              --
                                                                                                                 -----------------
             b. On the Closing Date for a Tranche, the initial deposit into the Spread Account                   $              --
                                                                                                                 -----------------
             c. Interest earnings since the preceding Payment Date                                               $              --
                                                                                                                 -----------------
             d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required
                Spread Account Amount over the Spread Account balance                                            $              --
                                                                                                                 -----------------
             e. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries
                Defaulted Amount                                                                                 $              --
                                                                                                                 -----------------
             f. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final
                Maturity Date of a Tranche                                                                       $              --
                                                                                                                 -----------------
             g. Withdrawal of excess amount over the Required Spread Account Amount and deposited into the
                Cash Collateral Account                                                                          $              --
                                                                                                                 -----------------
             h. Withdrawal of excess amount over the Required Spread Account Amount and paid to the holder of
                the Trust Beneficial Interest                                                                    $              --
                                                                                                                 -----------------
             i. Ending Spread Account balance on the related Payment Date                                        $              --
                                                                                                                 =================
             j. The Required Spread Account Amount on the related Payment Date                                   $              --
                                                                                                                 -----------------

     16.  Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

                          Required       Required                    Excess of Subordinated
                       subordination   Subordinated   Subordinated     Notes over Required
                         percentage       Amount          Notes        Subordinated Amount
                       -------------   ------------   ------------   ----------------------
             Class A      21.5805%     $544,907,625   $650,000,000        $105,092,375
             Class B       8.9918%     $256,266,300   $325,000,000        $ 68,733,700
             Class C       3.6269%     $110,620,450   $125,000,000        $ 14,379,550

     17.  Adjusted Invested Amount

                                                          Increase
                                                            from
                                                             the
                                                         withdrawal
                                                           of the
                                           Initial        Coverage
                                          Principal        Funding                    Reductions due Reduction due
                                         Balances and      Excess                    to reallocation   to amounts        Ending
                         Beginning      any increases    Amount from  Increase from    of Available    deposited        Adjusted
                         Adjusted          from the          the     reimbursements     Principal         into          Invested
                     Invested Amount     issuance of      Principal    of Adjusted   Collections and the Principal     Amount for
                     for the related    any additional     Funding   Invested Amount    Investor        Funding       the related
                      Monthly Period        Notes        Sub-Account     Deficit       Charge-Offs    Sub-Account    Monthly Period
                    ----------------- ----------------- ------------ --------------- --------------- ------------- -----------------
2005-A1             $  250,000,000.00 $              --      $--           $--             $--            $--      $  250,000,000.00
2005-A2             $  225,000,000.00 $              --      $--           $--             $--            $--      $  225,000,000.00
2005-A3             $  250,000,000.00 $              --      $--           $--             $--            $--      $  250,000,000.00
2005-A4             $  150,000,000.00 $              --      $--           $--             $--            $--      $  150,000,000.00
2005-A5             $  200,000,000.00 $              --      $--           $--             $--            $--      $  200,000,000.00
2006-A1             $  200,000,000.00 $              --      $--           $--             $--            $--      $  200,000,000.00
2006-A2             $  250,000,000.00 $              --      $--           $--             $--            $--      $  250,000,000.00
2006-A3             $  250,000,000.00 $              --      $--           $--             $--            $--      $  250,000,000.00
2006-A4             $  300,000,000.00 $              --      $--           $--             $--            $--      $  300,000,000.00
2006-A5             $              -- $  200,000,000.00      $--           $--             $--            $--      $  200,000,000.00
2006-A6             $              -- $  250,000,000.00      $--           $--             $--            $--      $  250,000,000.00
                    ----------------- -----------------      ---           ---             ---            ---      -----------------
Total Class A       $2,075,000,000.00 $  450,000,000.00      $--           $--             $--            $--      $2,525,000,000.00

2005-B1             $  100,000,000.00 $              --      $--           $--             $--            $--      $  100,000,000.00
2006-B1             $  100,000,000.00 $              --      $--           $--             $--            $--      $  100,000,000.00
2006-B2             $  125,000,000.00 $              --      $--           $--             $--            $--      $  125,000,000.00
                    ----------------- -----------------      ---           ---             ---            ---      -----------------
Total Class B       $  325,000,000.00 $              --      $--           $--             $--            $--      $  325,000,000.00

2004-C1             $  100,000,000.00 $              --      $--           $--             $--            $--      $  100,000,000.00
2005-C1             $  100,000,000.00 $              --      $--           $--             $--            $--      $  100,000,000.00
                    ----------------- -----------------      ---           ---             ---            ---      -----------------
Total Class C       $  200,000,000.00 $              --      $--           $--             $--            $--      $  200,000,000.00

2004-D1             $   10,000,000.00 $              --      $--           $--             $--            $--      $   10,000,000.00
2005-D1             $   20,000,000.00 $              --      $--           $--             $--            $--      $   20,000,000.00
2005-D2             $   25,000,000.00 $              --      $--           $--             $--            $--      $   25,000,000.00
2006-D1             $   15,000,000.00 $              --      $--           $--             $--            $--      $   15,000,000.00
2006-D2             $   25,000,000.00 $              --      $--           $--             $--            $--      $   25,000,000.00
2006-D3             $              -- $   30,000,000.00      $--           $--             $--            $--      $   30,000,000.00
                    ----------------- -----------------      ---           ---             ---            ---      -----------------
Total Class D       $   95,000,000.00 $   30,000,000.00      $--           $--             $--            $--      $  125,000,000.00
                    ----------------- -----------------      ---           ---             ---            ---      -----------------
Total AdvantaSeries $2,695,000,000.00 $  480,000,000.00      $--           $--             $--            $--      $3,175,000,000.00
                    ================= =================      ===           ===             ===            ===      =================

                                            Advanta Bank Corp.
                                            as Servicer


                                            By: /s/ DAVID B. WEINSTOCK
                                                --------------------------------
                                            Name: David B. Weinstock
                                            Title: Vice President